STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended
	Sep. 27, 2022	Sep. 07, 2022	Aug. 29, 2022	Jan. 26, 2022	Aug. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 29, 2022	May 18, 2022	Jan. 29, 2022	Dec. 31, 2021
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Common stock shares issued						31,680,085					10,000
Common stock, shares outstanding						31,680,085					10,000
Warrants to purchase shares									10,220,193
Warrants exercise price				$ 8.00					$ 0.001
Common stock issued				240,000
Common stock issued to note holders					1,500,000
Value of common stock issued to note holders					$ 1,590,000	$ 1,590,000
Value of common stock issued							$ 12,000,000
Stock issued for service, value
Emmersive Entertainment Inc [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Common stock issued			300,000
Value of common stock issued			$ 609,000
Individual Counterparty [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Stock issued for service		112,500
Stock issued for service, value		$ 152,125
Employees [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Number of restricted stock units issuance	975,000
Value of restricted stock units issuance	$ 663,000
Equity Private Placement [Member] | Accredited Investor [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Warrants to purchase shares				1,500,000
Warrants exercise price				$ 8.00
Common stock issued				1,500,000
Proceeds from private placement				$ 12,000,000
Equity Private Placement [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Warrants to purchase shares				1,500,000
Warrants exercise price				$ 8.00
Common stock issued				1,500,000
Proceeds from private placement				$ 12,000,000
Stock Distribution [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Common stock shares issued										18,805,243
Vinco Ventures Inc [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Equity method ownership percentage						100.00%		100.00%			100.00%